Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

Pre-tax income (loss) from continuing operations for the year ended December 31, 2019, 2018, and 2017 were taxable in the following jurisdictions:

	2019	2018	2017
PRC	$(2,342,102)	$2,371,708	$1,081,102
Hong Kong	(38,574)	(28,177)	(3,630,749)
BVI	(1,488,065)	(1,665,976)	2,418,613
Total income (loss) before income taxes	$(3,868,741)	$677,555	$(131,034)

Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense from continuing operations consists of the following:

	2019	2018	2017
Current taxes	$(274,480)	$(1,201,231)	$(1,070,343)
Deferred taxes	-	-	-
Income tax (benefit)	$(274,480)	$(1,201,231)	$(1,070,343)

Schedule of Effective Income Tax Rate Reconciliation

Current income tax (benefit) expense was recorded in 2019, 2018 and 2017 and was related to differences between the book and corporate income tax returns.

	2019	2018	2017
PRC statutory tax rate	25%	25%	25%
Computed expected income tax expense (benefit)	$(967,185)	$169,389	$(32,759)
Tax rate differential benefit from tax holiday	180,996	(246,999)	287,080
Permanent differences	(203,842)	(1,376,474)	(5,566,907)
Tax effect of deductible temporary differences not recognized	333,891	(170,685)	143,948
Non-deductible tax loss	381,660	423,538	4,098,295
Income tax (benefit)	$(274,480)	$(1,201,231)	$(1,070,343)

Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,670,652	$-	$1,180,109	$-
Loss carry-forwards	2,326,787	-	1,953,067	-
Fixed assets	22,635	(243,517)	12,972	(240,659)
Inventory valuation	332,760	-	315,719	-
Salary payable	-	-	11,946	-
Long-term investments	5,381	-	5,452	-
Intangible assets	-	125,887	-	127,544
Gross deferred tax assets and liabilities	4,358,215	(117,630)	3,479,265	(113,115)

Valuation allowance	(4,240,585)	-	(3,366,150)	-
Total deferred tax assets and liabilities	$117,630	$(117,630)	$113,115	$(113,115)